Acquisitions - Estimated Fair Value of Assets Acquired and Liabilities Assumed (Details) (USD $) In Thousands, unless otherwise specified	Oct. 11, 2012
Business Combinations [Abstract]
Proved oil and natural gas properties	$ 115,760
Unevaluated oil and natural gas properties	111,373
Asset retirement obligations	(562)
Deferred income tax liability	(5,935)
Total fair value of net assets	$ 220,636